UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-09941

AMBASSADOR FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

500 Griswold Street, Suite 2800

Detroit, MI   48226

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)  (ZIP CODE)

Brian T. Jeffries

Ambassador Capital Management LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code:  (313) 961-3111

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.   Semi-Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).

Semi-Annual Report June 30, 2011

Ambassador Money Market Fund

Investment products:

•Are not deposits of, or guaranteed by, Ambassador

  Capital Management, LLC, or any of its affiliates

•Are not insured by the FDIC

•Are subject to investment risks, including the possible

  loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

1

Ambassador Money Market Fund

Table of Contents

Semi-Annual Report - June 30, 2011

Performance Highlights	1
Shareholder Expenses	2
Schedule of Portfolio Investments	3
Financial Statements	6
Financial Highlights	8
Notes to Financial Statements	9
Other Information	13
Trustees and Officers	14

An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Fund Rating

Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), has assigned a Principal Stability Fund Rating of "AAAm" to the Ambassador Money Market Fund.  A fund rated AAAm has extremely strong capacity to maintain principal stability and to limit exposure to principal losses due to credit, market and/or liquidity risks.  AAAm is the highest principal stability fund rating assigned by S&P.  There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely, if in the sole judgment of S&P, circumstances so warrant.

Ambassador Funds
Money Market Fund			Performance Highlights
June 30, 2011

Current 7-Day Yield: 0.02%		Average Days to Maturity: 36

PERFORMANCE	Average Annual Total Return

	1 Year	5 Year	10 Year
Ambassador	0.08%	2.17%	2.06%

Total Annual Operating Expenses - Gross* 0.37% * Source Prospectus Dated April 30, 2011.
$12,258

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities.

Ambassador Funds
Money Market Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Actual	$ 1,000	$ 1,000.20	$ 1.69

Hypothetical (5% return per year before expenses)	$ 1,000	$ 1,023.11	$ 1.71

* Expenses are equal to the Fund's annualized expense ratio of 0.34%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	June 30, 2011
Commercial Paper – 30.4%*
Security Description	Principal Amount	Value ($)
Automotive – 7.0%
FCAR Owner Trust, 0.24%, 07/06/11	13,000,000	$ 12,999,566
FCAR Owner Trust, 0.43%, 08/16/11	5,000,000	4,997,253
		17,996,819
Banking-Foreign-Asian – 5.7%
Korea Development Bank NY, 0.79%, 07/07/11	4,000,000	3,999,473
Korea Development Bank NY, 0.85%, 07/13/11	2,500,000	2,499,292
Korea Development Bank NY, 0.73%, 11/02/11	2,000,000	1,994,971
Korea Development Bank NY, 0.76%, 11/07/11	6,000,000	5,983,660
		14,477,396
Banking-Foreign-Swedish – 5.9%
Skandinav Enskilda Bank (b), 0.52%, 09/16/11	15,000,000	14,983,317

Banking-U.S. – 6.2%
Natixis Banq US Finance Co., LLC, 0.48%, 12/02/11	16,000,000	15,967,147

Finance – 5.6%
Dexia Delaware LLC, 0.62%, 07/12/11	11,200,000	11,197,895
Dexia Delaware LLC, 0.61%, 07/14/11	3,200,000	3,199,295
		14,397,190

TOTAL COMMERCIAL PAPER (COST $77,821,869)(a)		77,821,869

Commercial Paper-Asset Backed - 69.7%* (c)
Security Description	Principal Amount	Value ($)
Banking-Foreign-Australian – 6.2%
Sydney Capital Corp. (b), 0.32%, 09/13/11	16,000,000	15,989,476

Banking-Foreign-Canadian – 5.5%
White Point Funding, Inc. (b), 0.30%, 07/14/11	5,000,000	4,999,449
White Point Funding, Inc. (b), 0.50%, 07/26/11	4,000,000	3,998,611
White Point Funding, Inc. (b), 0.37%, 10/03/11	5,026,000	5,021,144
		14,019,204

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	June 30, 2011
Commercial Paper-Asset Backed - 69.7%* (c) (Cont’d)
Security Description	Principal Amount	Value ($)
Banking-Foreign-French – 16.8%
Antalis US Funding Corp. (b), 0.28%, 07/01/11	15,000,000	15,000,000
LMA Americas LLC (b), 0.27%, 07/06/11	12,000,000	11,999,550
Scaldis Capital LLC (b), 0.18%, 07/05/11	7,000,000	6,999,860
Scaldis Capital LLC (b), 0.26%, 08/05/11	9,000,000	8,997,725
		42,997,135
Banking-Foreign-German – 18.5%
Arabella Finance LLC (b), 0.52%, 08/08/11	3,500,000	3,498,079
Arabella Finance LLC (b), 0.50%, 08/11/11	9,000,000	8,994,875
Arabella Finance LLC (b), 0.47%, 09/14/11	3,500,000	3,496,573
Compass Securitization (b), 0.30%, 07/01/11	12,000,000	12,000,000
Hannover Funding Corp. (b), 0.28%, 07/06/11	2,158,000	2,157,916
Hannover Funding Corp. (b), 0.33%, 07/26/11	1,355,000	1,354,689
Silver Tower US Funding (b), 0.90%, 07/06/11	4,000,000	3,999,500
Silver Tower US Funding (b), 0.87%, 07/13/11	2,500,000	2,499,275
Silver Tower US Funding (b), 0.80%, 08/16/11	6,000,000	5,993,867
Silver Tower US Funding (b), 0.80%, 08/17/11	3,500,000	3,497,715
		47,492,489
Banking-Foreign-Italian – 5.9%
Romulus Funding Corp. (b), 0.28%, 07/01/11	15,000,000	15,000,000

Banking-Foreign-Japan – 3.9%
Gotham Funding Corp. (b), 0.18%, 07/01/11	10,004,000	10,004,000

Banking-U.S. – 6.2%
Anglesea Funding LLC (b), 0.57%, 07/01/11	9,500,000	9,500,000
Anglesea Funding LLC (b), 0.50%, 08/01/11	4,000,000	3,998,278
Anglesea Funding LLC (b), 0.45%, 09/01/11	2,500,000	2,498,063
		15,996,341
Finance – 4.7%
Chesham Finance LLC (b), 0.20%, 07/01/11	12,000,000	12,000,000

Insurance – 2.0%
Autobahn Funding Co. LLC (b), 0.18%, 07/07/11	5,192,000	5,191,844

TOTAL COMMERCIAL PAPER-ASSET BACKED (COST $178,690,489)(a)		178,690,489

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	June 30, 2011
Mutual Fund – 0.00% (d)
Security Description	Principal Amount	Value ($)
Fidelity Government Fund	449	449

TOTAL MUTUAL FUND (COST $449)(a)		449

TOTAL INVESTMENTS – 100.1% (COST $256,512,807)(a)		256,512,807

OTHER ASSETS LESS LIABILITIES – (0.01%)		(69,770)

TOTAL NET ASSETS – 100.0%		$256,443,037

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b)  Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities have been deemed liquid by the investment manager based on policies approved by the Board of Trustees.

(c)  The underlying assets of the Fund’s Asset-Backed Commercial Paper (ABCP) securities are principally financial instruments, including commercial loans, commercial and retail leasing and trade receivables.

(d) Unrounded amount is 0.0002%.

*Rate presented indicates the effective yield at time of purchase.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund
(Unaudited)
Statement of Assets and Liabilities		Statement of Operations
June 30, 2011		For the six months ended June 30, 2011

Assets:		Investment Income:
Investments, at value (amortized cost $256,512,807)	$ 256,512,807	Interest	$ 599,919

Prepaid expenses	25,422	Expenses:
Total Assets	256,538,229	Advisory	314,404
		Administration	62,881
Liabilities:		Accounting	20,759
Distribution payable	6,229	Audit/Tax	10,329
Accrued expenses and other liabilities:		Compliance	12,397
Advisory	53,451	Custody	32,285
Other	35,512	Legal	16,526
Total Liabilities	95,192	Transfer Agent	25,454
		Trustee	8,927
		Other	26,465
Net Assets	$ 256,443,037	Total Expenses	530,427
		Expenses reimbursed	(255)
		Expenses net of reimbursed	530,172
Composition of Net Assets:
Capital	$ 256,438,089	Net Investment Income	69,747
Accumulated net realized gains from investment transactions	4,948
Net Assets	$ 256,443,037
		Net Realized Gain /(Loss) from Investments:
		Net realized gain/(loss) from investment transactions	0
Institutional Shares:
Net Assets	$ 256,443,037	Increase in net assets from operations	$ 69,747
Shares Outstanding	256,438,089
Net Asset Value, Offering Price, and Redemption Price per share	$1.00

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

	For the Six months ended June 30, 2011 (unaudited)	For the Five months ended December 31, 2010	For the Year ended July 31, 2010
Investment Activities: Operations:
Net investment income	$ 69,747	$ 97,237	$ 565,113
Net realized gain/ (loss) from investment transactions	0	0	3,372
Increase in net assets from operations	69,747	97,237	568,485

Distributions:
Net investment income Institutional Shares	(69,747)	(97,237)	(565,113)

Decrease in net assets from shareholder distributions	(69,747)	(97,237)	(565,113)

Capital Share Transactions:
Increase/(decrease) in net assets from capital transactions	98,144,733	(22,116,003)	(190,438,288)

Increase/(decrease) in net assets from investment activities	98,144,733	(22,116,003)	(190,434,916)

Net Assets:
Beginning of year	158,298,304	180,414,307	370,849,223
End of year	$ 256,443,037	$ 158,298,304	$ 180,414,307

Share Transactions:* Institutional Shares:
Issued	308,030,017	209,578,090	322,257,792
Reinvested	67,403	109,585	686,464
Redeemed	(209,952,687)	(231,803,678)	(513,382,544)

Increase/(decrease) in Institutional shares	98,144,733	(22,116,003)	(190,438,288)

Investor Shares:**
Issued	0	0	0
Redeemed	0	0	0
Increase/(decrease) in Investor shares	0	0	0

Increase/(decrease) in shares	$ 98,144,733	$ (22,116,003)	$ (190,438,288)

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (Unaudited)	For the years ended
		8/1/2010 through 12/31/10	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007	July 31, 2006

Institutional Shares

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	0.0002	0.001	0.002	0.013	0.038	0.051	0.040
Net realized gain/(loss) on investments	0.000	0.000	0.000(a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000 (a)

Total from investment activities	0.0002	0.001	0.002	0.013	0.038	0.051	0.040

Distributions:
Net investment income	(0.0002)	(0.001)	(0.002)	(0.013)	(0.038)	(0.051)	(0.040)

Total distributions	(0.0002)	(0.001)	(0.002)	(0.013)	(0.038)	(0.051)	(0.040)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.02%(b)	0.09%(b)	0.16%	1.26%	3.88%	5.17%	4.16%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$256,443	$158,298	$180,414	$370,849	$410,117	$356,127	$233,153
Ratio of expenses to average net assets	0.34%(c)	0.37%(c)	0.38%	0.36%	0.31%	0.32%	0.34%
Ratio of net investment income to average net assets	0.02%	0.05%	0.18%	1.26%	3.78%	5.05%	4.02%

(a) Amount  less than $0.005 per share.

(b) Not annualized.

(c) The Adviser has voluntarily agreed to reimburse fund expenses to the extent required so that the Fund’s 1-day yield does not fall below 0.02%.  As a result of this agreement, the Adviser reimbursed the Fund $255 for the six month period ended June 30, 2011 and $195 for the five month period ended December 31, 2010. The Fund’s Gross Expense ratio is 0.34% for the period ended June 30, 2011 and 0.37% for the period ended December 31, 2010.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds Money Market Fund
Notes to Financial Statements
June 30, 2011

1.   Organization:

The Ambassador Funds (the “Trust”) was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “Act”).  The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the Ambassador Money Market Fund (the “Fund”).  The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.  As of June 30, 2011, Investor Shares have not commenced operations.

2.  Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Securities in the Fund are valued at amortized cost, which approximates fair value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.  In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 60 days.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value.  Collateral subject to repurchase agreements is held by the Fund’s custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system. There were no repurchase agreements at June 30, 2011.

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis.  Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Ambassador Funds Money Market Fund
Notes to Financial Statements (Cont’d)
June 30, 2011

2.  Significant Accounting Policies (Cont’d):

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes.  The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders.  Accordingly, no provision for federal income or excise tax is required.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Fair Value Measurements:

In accordance with ASC 820-10, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•

Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates prepayment speeds, credit risk, etc.);

•

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Ambassador Funds
Money Market Fund
Notes to Financial Statements (Cont’d)
June 30, 2011

2.  Significant Accounting Policies (Cont’d):

Fair Value Measurements (Cont’d):

The following table summarizes the respective Fund's investments at June 30, 2011, based on the inputs used to value them (in thousands):

INVESTMENTS IN SECURITIES (Unaudited)
Ambassador Money Market Fund	(Level 1)	(Level 2)	(Level 3)	Total
U.S. Government Agency Obligations	$0	$0	$0	$0
Commercial Paper	$0	$77,822	$0	$77,822
Commercial Paper - Asset Backed	$0	$178,691	$0	$178,691
Money Market Fund	$0(a)	$0	$0	$0(a)
FUND TOTAL	$0	$256,513	$0	$256,513

(a) Rounds to less than $1,000.

The Fund's investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

3.  Related Parties:

Investment Adviser:

Ambassador Capital Management, L.L.C., (the “Adviser”) serves as the investment adviser to the Fund. Brian T. Jeffries, President and Chief Executive Officer, and Trustee of the Fund, owns more than 25% of the voting securities of the Adviser. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Administrator and Fund Accountant:

Administration, Accounting and Compliance Expenses reported on the Statement of Operations were paid to Fund Services Group LLC (“FSG”), an affiliate of the Adviser, pursuant to agreements dated August 1, 2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by the Adviser, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by Maria De Nicolo of FSG. According to the terms of the agreements, the Fund will compensate FSG annually for the following services, all of which are calculated and accrued daily and paid monthly:

Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

Accounting - $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; ½ basis point (0.005%) on net assets in excess of $500 million.

Compliance - $25,000 annual fee.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

Ambassador Funds Money Market Fund
Notes to Financial Statements (Cont’d)
June 30, 2011

3.  Related Parties (Cont’d):

Fund Sub-Accountant

Effective January 1, 2011, FSG entered into a Fund Accounting Services Agreement (the “Jackson Agreement”) with Jackson Fund Services (“Jackson”), a division of Jackson National Asset Management, LLC, pursuant to which FSG retained Jackson to provide sub-accounting services to certain FSG’s clients including Ambassador Funds. For the sub-accounting services that Jackson will provide, FSG (and not the Fund) will pay Jackson, in addition to agreed-upon out of pocket costs, an annual fee comprised of (i) a fixed dollar amount for the Fund (ii) an additional amount calculated as a percentage of the cumulative assets under management of all the funds covered by the Jackson Agreement, including the Fund, above $200 million, if applicable.

4.  Federal Tax Information:

The tax character of distributions paid by the Fund during the fiscal year ended December 31, 2010 were as follows:

Distributions paid from

Net Investment Income	Net Long Term Capital Gains		Total Taxable Distributions	Tax Return of Capital	Total Dividends Paid*
$110,498	----		$110,498	----	$110,498

As of December 31, 2010 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Total Accumulated Deficit
$3,913	$4,948	$8,861	$3,913	$4,984	$0

*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

Management has reviewed the Funds' tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions (tax years ended December 31, 2007 - 2010), in accordance with ASC 740-10, and no tax exposure reserve was required in the financial statements.

5.  Change in Fund’s Year End:

On August 27, 2010, at the recommendation of the Audit Committee, the Trustees approved changing the Fund’s fiscal year from July 31 to a calendar fiscal year end of December 31. As a result of this change, the operating period for the 2010 Annual Report is from August 1, 2010 through December 31, 2010.

6.  Subsequent Events Evaluation:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the issue date. This evaluation did not result in any subsequent events that necessitated disclosures and /or adjustments.

Ambassador Funds Money Market Fund
Other Information

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is available on the Adviser’s website within five business days after the end of each calendar month. In addition, the Portfolio of Investments is filed as of the end of the first and third quarter of each year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The monthly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2011.

Ambassador Funds

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons”, as defined in the Investment Company Act of 1940, as amended, of the Funds.  The Ambassador Money Market Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year Of Birth) Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund’s complex Overseen by Trustee	Other Directorships and Affiliations	Remuneration Paid By the Fund. January 2011-June 2011
Independent (“disinterested”) Trustees(1)

John L. Guy (1952) Trustee since July 16, 2010	Sr. VP/Director of Business & Professional Banking, Webster Bank, since Dec. 2010; Sr. VP SBA & Alternative Lending Feb. 2008 to Dec. 2010, Sr. VP Business Banking, Fifth/Third Bank, from Nov. 2006 through Feb. 2008; Executive Director, Wachovia Corp. (formerly First Union Nat’l Bank), Business Banking, General Bank Group, from Nov. 1999 through April 2006.	1	The Monetta Fund, Inc. (one fund), since 1998, and the Monetta Trust, (three funds), since 1993.	$3,000

Marlene Z. Hodges (1948) Trustee since July 16, 2010	Retired since April 2011, CFO, Asian Human Services, from Feb. 2007 to April 2011; Controller, Gladson LLC (privately owned firm providing database services to consumer packaged goods manufacturers and retailers) from Jan. 2006 through Feb. 2007.	1	The Monetta Fund, Inc. (one fund), since 1998, and the Monetta Trust, (three funds), since 1993.	$3,000

Mark F. Ogan (1942) Trustee since July 16, 2010	Self-employed management consultant since June 2008; Internal Consultant, RM Acquisition (d/b/a Rand McNally) April 2008 through June 2008; Sr. VP and COO, RM Acquisition, LLC (d/b/a Rand McNally), from Dec. 2007 through April, 2008; SR. VP & COO, Rand McNally & Co. from July 2003 through Dec. 2007.	1	The Monetta Fund, Inc. (one fund), since 1998, and the Monetta Trust, (three funds), since 1993.	$3,000

Robert S. Bacarella (1949) Trustee since July 16, 2010	Chairman, Chief Executive Officer and President of Monetta Financial Services, Inc. since April 1997, President from 1984 to 1996 and Director since 1984.	1	The Monetta Fund, Inc. (one fund), since 1985, and The Monetta Trust, (three funds), since 1993.	$0
Inside (“interested”) Trustees(2)

Brian T. Jeffries* (1965) Trustee since 2000 President since 2000	Founder and President of Ambassador Capital Management, LLC since 1998; Partner and Portfolio Manager of Munder Capital Management from 1994 to 1998.	1	The Monetta Fund, Inc. (one fund), and the Monetta Trust, (three funds), since 2010.	$0

Ambassador Funds

Name (Year of Birth) Address	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES:

Gregory A. Prost (1966) Ambassador Funds 500 Griswold St., Suite 2800 Detroit, MI 48226	Vice President Secretary and Treasurer	Indefinite term; since 2000 since 2010	Chief Investment Officer of Ambassador Capital Management, LLC, since 2000; Partner and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995 to 2000.

Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Compliance Officer Chief Financial Officer	Indefinite term; since 2004 since 2010

President, Fund Services Group, LLC, since 2003; Secretary since 1996, Director since 1995 and CCO since 2004 of Monetta Financial Services, Inc; CCO of the Monetta Fund and Trust since 2004; CCO of  the Adviser from 2004 to 2010.

Christina M. Curtis (1962) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Assistant Treasurer	Indefinite term; since 2010	Chief Financial Officer and Treasurer for Monetta Financial Services Inc. from 2004 to 2010; Assistant secretary of Monetta Fund and Trust since 1996; Treasurer of Fund Services Group since 2003.

Gary R. Schaefer (1946) Ambassador Capital Mgmnt, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Assistant Secretary	Indefinite term; since 2003	Vice President and Sr. Portfolio Manager, Ambassador Capital Management, LLC since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997 to 2001; Lehman Brothers FID from 1973 to 1997.

Derek Oglesby (1977) Ambassador Funds 500 Griswold St., Suite 2800 Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2003	Research Analyst, Ambassador Capital Management, LLC since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998 to 2000.

(1) All of the above Trustees were elected by shareholders at the July 16, 2010 Special Meeting of Ambassador Funds to hold office until a successor is elected and qualified.  Each Trustee oversees the Ambassador Money Market Fund. Effective July 1, 2011, each Trustee will also oversee the Selkirk Opportunities Fund, Selkirk Core Fund, Selkirk Income Fund, Selkirk Bond Fund and Selkirk Short-Term Bond Fund. Each a series of the Ambassador Funds.

(2) Mr. Jeffries is an “Interested Trustee” because of his position as an executive officer and a principal owner of Ambassador Capital Management, LLC, the Trust’s investment adviser.

The business address for each Trustee (other than Mr. Jeffries) listed above is 1776-A South Naperville Road, Suite 101, Wheaton, IL 60189.  Mr. Jeffries’ business address is 500 Griswold Street, Suite 2800, Detroit, MI 48226.

Additional information about the Trustees is available in the Trust’s Statement of Additional Information (SAI), which is available, without charge, by calling (800) 992-0444.

Semi-Annual Report

June 30, 2011

Investment Adviser

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

Counsel

Greenberg, Traurig LLP

77 W. Wacker Drive, Suite 3100

Chicago, IL 60601

For Additional Information Call:

1-800-992-0444

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics applicable to the Ambassador

    Fund's principal executive officer(s) and principal financial officer(s),

    regardless of whether these individuals are employed by the Registrant or third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The registrant has made no amendments to its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(e) Not applicable.

(f) (1) Information required for this item is only required in an annual report of FORM N-CSR.

    (2) Not applicable.

    (3) The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-992-0444.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Information required for this item is only required in an annual report of

FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Information required for this item is only required in an annual report of

FORM N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Information required for this item is only required in an annual report of

FORM N-CSR.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable - the Schedule of Investments is included with the registrant's Semi-Annual Report to Shareholders presented in Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

         MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the report to shareholders presented in Item 1.

Item 11.  CONTROLS AND PROCEDURES

(a) Based in their evaluation of registrant's disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over Financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR270.30a-3(d)) during the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS

Exhibit (a)(1)      Code of Ethics - Not applicable

Exhibit (a)(2)      Certification for each principal executive officer and

  principal financial officer of the registrant as required

                    by Rule 30a-2(a) under the Act (17CFR270.30a-2(a)

Exhibit 99.906CERT  A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Ambassador Capital Management L.L.C.

By:  /s/      Brian T. Jeffries

     Name:    Brian T. Jeffries

     Title:   Principal Executive Officer

Date:  August 31, 2011

By:  /s/      Maria De Nicolo

     Name:    Maria De Nicolo

     Title:   Principal Financial Officer

Date:  August 31, 2011